Related Parties - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended		17 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018
Disclosure Of Related Party Transactions [Line Items]
Percentage of shares owned by key management personnel	5.00%
Loan balance	$ 8,422	$ 10,330	$ 8,422
Term Loan 10% Due October 1, 2024
Disclosure Of Related Party Transactions [Line Items]
Loan balance	1,564	1,724	1,564
Key management personnel of entity or parent [member]
Disclosure Of Related Party Transactions [Line Items]
Employee severance cost	$ 300
Hershey
Disclosure Of Related Party Transactions [Line Items]
Lease including base rent and operating costs		2,118
Bedrocan Facilities One
Disclosure Of Related Party Transactions [Line Items]
Lease expiration date	Oct. 15, 2018
Optional lease renewal period	5 years
Bedrocan
Disclosure Of Related Party Transactions [Line Items]
Lease including base rent and operating costs	$ 2,686	785
Consulting services	159
Lease liabilities	$ 137		137
Bedrocan Facility Two
Disclosure Of Related Party Transactions [Line Items]
Lease expiration date	Aug. 31, 2024
Mettrum Hempworks Inc.
Disclosure Of Related Party Transactions [Line Items]
Lease including base rent and operating costs	$ 131	8
Lease expiration date	Mar. 31, 2020
Lease liabilities	$ 24	8	24
Lease term	5 years
Chief Executive Officers
Disclosure Of Related Party Transactions [Line Items]
Quarterly consulting services fee	$ 55
Cash compensation bonus	300
Consulting expenses including travel	531	400
Accrued interest owed included in accounts payable and accrued liabilities stockholders	375	255	375
Directors
Disclosure Of Related Party Transactions [Line Items]
Interest expense	169	179
Directors' fees	$ 708	$ 223
Hemp
Disclosure Of Related Party Transactions [Line Items]
Lease including base rent and operating costs			$ 84
Lease expiration date	Nov. 01, 2036
Lease renewal term	10 years